Expense Example	Mar. 09, 2026 USD ($)
Sophus Capital Emerging Market ETF | Sophus Capital Emerging Market ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Sophus Capital Emerging Market Small Cap ETF | Sophus Capital Emerging Market Small Cap ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	$ 271